Trade and other receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	[1]	$ 399	$ 309
Other receivables		102	129
Prepayments		73	76
Total		$ 574	$ 514

[1]	Including cost reimbursements of $23m (2020: $26m).